Income Statement Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Depreciation expense	$ 14,920	$ 14,991	$ 14,593
Interest costs on debt balances	2,977	3,269	3,487
Capitalized interest costs	(406)	(442)	(964)
Advertising expense	$ 2,381	$ 2,523	$ 2,451